Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0002041829
Registrant Name	ChowChow Cloud International Holdings Limited
Registration File Number	333-286296
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A